Organization, Operations and Summary of Significant Accounting Policies: Products and Services, and Geographic Areas (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Products and Services, and Geographic Areas

Products and services, and geographic areas

Company sales will be derived from license and management fees from the Company's technology. The technology is being marketed internationally under license agreements.  To date, the Company has received license fees from North America, Asia and Australia.